Consolidated Balance Sheets Details Intangibles Assets Useful Life (Details)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Acquired Technology
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible Asset, Remaining useful life	4 years 4 months 24 days	3 years 7 months 6 days
Intellectual Property
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible Asset, Remaining useful life	7 years 8 months 12 days	5 years 8 months 12 days
Other Acquired Technology
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible Asset, Remaining useful life	6 years	3 years 6 months